GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.5%
Bond Funds – 62.0%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 88,533
7,491	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	409,982
29,925	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,623,728
13,468	iShares Core U.S. Aggregate Bond ETF	1,584,510
2,261	iShares JP Morgan EM Local Currency Bond ETF	91,797
2,263	iShares JP Morgan USD Emerging Markets Bond ETF	240,783
2,919	Vanguard Long-Term Corporate Bond ETF	303,518

		4,342,851

Foreign Stock Funds – 13.0%
7,914	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	229,823
20,888	Goldman Sachs ActiveBeta International Equity ETF(a)	542,253
1,586	iShares Global Infrastructure ETF	61,933
1,478	iShares MSCI EAFE Small-Cap ETF	78,467

		912,476

Stock Funds – 20.5%
19,671	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,217,045
3,981	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	155,378
830	Vanguard Real Estate ETF	64,267

		1,436,690

TOTAL EXCHANGE TRADED FUNDS ( Cost $6,286,460)		$ 6,692,017

Shares	Dividend Rate	Value

Investment Company(a) – 3.4%
Goldman Sachs Financial Square Government Fund - Class R6
234,780	0.151%	$ 234,780
(Cost $234,780)

TOTAL INVESTMENTS – 98.9% (Cost $6,521,240)		$ 6,926,797

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		76,717

NET ASSETS – 100.0%		$ 7,003,514

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

S&P 500 E-Mini Index	2	06/19/20	$304,200	$52,007

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.4%
Bond Funds – 51.4%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 80,981
7,960	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	435,651
26,152	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,419,005
10,232	iShares Core U.S. Aggregate Bond ETF	1,203,795
2,115	iShares JP Morgan EM Local Currency Bond ETF	85,869
2,211	iShares JP Morgan USD Emerging Markets Bond ETF	235,250
3,569	Vanguard Long-Term Corporate Bond ETF	371,105

		3,831,656

Foreign Stock Funds – 18.0%
9,416	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	273,440
34,683	Goldman Sachs ActiveBeta International Equity ETF(a)	900,371
1,622	iShares Global Infrastructure ETF	63,339
1,889	iShares MSCI EAFE Small-Cap ETF	100,287

		1,337,437

Stock Funds – 28.0%
29,496	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,824,917
5,030	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	196,321
849	Vanguard Real Estate ETF	65,738

		2,086,976

TOTAL EXCHANGE TRADED FUNDS (Cost $6,858,650)		$ 7,256,069

Shares	Dividend Rate	Value

Investment Company(a) – 1.7%
Goldman Sachs Financial Square Government Fund – Class R6
126,057	0.151%	$ 126,057
(Cost $126,057)

TOTAL INVESTMENTS – 99.1% (Cost $6,984,707)		$ 7,382,126

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		67,461

NET ASSETS – 100.0%		$ 7,449,587

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

S&P 500 E-Mini Index	1	06/19/20	$152,100	$29,284

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.5%
Bond Funds – 43.3%
1,146	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 54,431
4,995	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	273,376
13,889	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	753,616
3,958	iShares Core U.S. Aggregate Bond ETF	465,659
1,340	iShares JP Morgan EM Local Currency Bond ETF	54,404
1,241	iShares JP Morgan USD Emerging Markets Bond ETF	132,042
2,088	Vanguard Long-Term Corporate Bond ETF	217,110

		1,950,638

Foreign Stock Funds – 20.9%
6,032	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	175,169
24,540	Goldman Sachs ActiveBeta International Equity ETF(a)	637,058
1,112	iShares Global Infrastructure ETF	43,424
1,673	iShares MSCI EAFE Small-Cap ETF	88,820

		944,471

Stock Funds – 33.3%
22,401	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,385,950
1,752	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	68,380
582	Vanguard Real Estate ETF	45,064

		1,499,394

TOTAL EXCHANGE TRADED FUNDS (Cost $4,133,337)		$ 4,394,503

Shares	Dividend Rate	Value

Investment Company(a) – 2.2%
Goldman Sachs Financial Square Government Fund - Class R6
100,091	0.151%	$ 100,091
(Cost $100,091)

TOTAL INVESTMENTS – 99.7% (Cost $4,233,428)		$ 4,494,594

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		14,572

NET ASSETS – 100.0%		$ 4,509,166

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

E-mini Russell 2000 Index	1	06/19/20	$69,640	$14,442

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.1%
Bond Funds – 35.1%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 80,031
7,309	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	400,022
16,571	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	899,141
2,305	iShares Core U.S. Aggregate Bond ETF	271,183
1,760	iShares JP Morgan EM Local Currency Bond ETF	71,456
2,020	iShares JP Morgan USD Emerging Markets Bond ETF	214,928
3,192	Vanguard Long-Term Corporate Bond ETF	331,904

		2,268,665

Foreign Stock Funds – 24.5%
10,117	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	293,798
42,221	Goldman Sachs ActiveBeta International Equity ETF(a)	1,096,057
1,606	iShares Global Infrastructure ETF	62,714
2,493	iShares MSCI EAFE Small-Cap ETF	132,354

		1,584,923

Stock Funds – 38.5%
37,662	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,330,148
2,371	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	92,540
840	Vanguard Real Estate ETF	65,041

		2,487,729

TOTAL EXCHANGE TRADED FUNDS (Cost $5,969,021 )		$ 6,341,317

Shares	Dividend Rate	Value

Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund – Class R6
68,276	0.151%	$ 68,276
(Cost $68,276)

TOTAL INVESTMENTS – 99.1% ( Cost $6,037,297 )		$ 6,409,593

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		55,691

NET ASSETS – 100.0%		$ 6,465,284

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

E-mini Russell 2000 Index	2	06/19/20	$139,280	$28,884

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 99.1%
Bond Funds – 23.7%
2,126	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 100,977
4,777	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	261,445
10,226	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	554,862
1,562	iShares Core U.S. Aggregate Bond ETF	183,769
1,561	iShares JP Morgan EM Local Currency Bond ETF	63,377
1,480	iShares JP Morgan USD Emerging Markets Bond ETF	157,472
3,107	Vanguard Long-Term Corporate Bond ETF	323,066

		1,644,968

Foreign Stock Funds – 29.1%
13,880	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	403,075
53,629	Goldman Sachs ActiveBeta International Equity ETF(a)	1,392,209
1,637	iShares Global Infrastructure ETF	63,925
3,101	iShares MSCI EAFE Small-Cap ETF	164,632

		2,023,841

Stock Funds – 46.3%
47,400	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,932,638
5,496	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	214,509
856	Vanguard Real Estate ETF	66,280

		3,213,427

TOTAL EXCHANGE TRADED FUNDS (Cost $6,515,911)		$ 6,882,236

TOTAL INVESTMENTS – 99.1% ( Cost $6,515,911 )		$ 6,882,236

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		65,771

NET ASSETS – 100.0%		$ 6,948,007

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

E-mini Russell 2000 Index	2	06/19/20	$139,280	$28,884

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 91.8%
Bond Funds – 9.3%
2,990	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 142,014
477	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	25,882
1,334	iShares JP Morgan EM Local Currency Bond ETF	54,161
1,313	iShares JP Morgan USD Emerging Markets Bond ETF	139,703
2,683	Vanguard Long-Term Corporate Bond ETF	278,978

		640,738

Foreign Stock Funds – 35.0%
17,533	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	509,158
61,981	Goldman Sachs ActiveBeta International Equity ETF(a)	1,609,027
1,739	iShares Global Infrastructure ETF	67,908
4,051	iShares MSCI EAFE Small-Cap ETF	215,067

		2,401,160

Stock Funds – 47.5%
47,988	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,969,018
5,727	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	223,525
910	Vanguard Real Estate ETF	70,461

		3,263,004

TOTAL EXCHANGE TRADED FUNDS (Cost $6,048,776)		$ 6,304,902

Shares	Distribution Rate	Value

Investment Company(a) – 6.6%
Goldman Sachs Financial Square Government Fund – Class R6
456,787	0.151	$ 456,787
(Cost $456,787)

TOTAL INVESTMENTS – 98.4% (Cost $6,505,563)		$ 6,761,689

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		108,743

NET ASSETS – 100.0%		$ 6,870,432

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/19/20	$139,280	$28,884
S&P 500 E-Mini Index	3	06/19/20	456,300	65,190

TOTAL FUTURES CONTRACTS				$94,074

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 92.1%
Bond Funds – 8.6%
2,748	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 130,520
1,419	iShares JP Morgan EM Local Currency Bond ETF	57,611
944	iShares JP Morgan USD Emerging Markets Bond ETF	100,442
2,391	Vanguard Long-Term Corporate Bond ETF	248,616

		537,189

Foreign Stock Funds – 35.1%
15,540	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	451,282
56,912	Goldman Sachs ActiveBeta International Equity ETF(a)	1,477,435
1,598	iShares Global Infrastructure ETF	62,402
3,723	iShares MSCI EAFE Small-Cap ETF	197,654

		2,188,773

Stock Funds – 48.4%
43,901	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,716,155
6,050	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	236,132
836	Vanguard Real Estate ETF	64,731

		3,017,018

TOTAL EXCHANGE TRADED FUNDS (Cost $5,540,622)		$ 5,742,980

Shares	Dividend Rate	Value

Investment Company(a) – 7.2%
Goldman Sachs Financial Square Government Fund - Class R6 ()
450,372	0.151%	$ 450,372
(Cost $450,372)

TOTAL INVESTMENTS – 99.3% (Cost $5,990,994 )		$ 6,193,352

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		46,639

NET ASSETS – 100.0%		$ 6,239,991

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/19/20	$139,280	$28,884
S&P 500 E-Mini Index	3	06/19/20	456,300	65,190

TOTAL FUTURES CONTRACTS				$94,074

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 92.1%
Bond Funds – 8.8%
2,798	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 132,895
1,249	iShares JP Morgan EM Local Currency Bond ETF	50,709
1,229	iShares JP Morgan USD Emerging Markets Bond ETF	130,766
2,538	Vanguard Long-Term Corporate Bond ETF	263,901

		578,271

Foreign Stock Funds – 35.7%
17,430	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	506,167
60,681	Goldman Sachs ActiveBeta International Equity ETF(a)	1,575,279
1,627	iShares Global Infrastructure ETF	63,535
3,791	iShares MSCI EAFE Small-Cap ETF	201,264

		2,346,245

Stock Funds – 47.6%
45,204	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,796,772
6,941	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	270,907
852	Vanguard Real Estate ETF	65,970

		3,133,649

TOTAL EXCHANGE TRADED FUNDS ( Cost $5,831,987)		$ 6,058,165

Shares	Dividend Rate	Value

Investment Company(a) – 6.4%
Goldman Sachs Financial Square Government Fund - Class R6
422,019	0.151%	$ 422,019
(Cost $422,019)

TOTAL INVESTMENTS – 98.5% (Cost $6,254,006)		$ 6,480,184

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		96,881

NET ASSETS – 100.0%		$ 6,577,065

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated funds.

Investment Abbreviations:
ETF	– Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/19/20	$139,280	$28,884
S&P 500 E-Mini Index	3	06/19/20	456,300	65,190

TOTAL FUTURES CONTRACTS				$94,074

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 90.7%
Bond Funds – 8.5%
2,964	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 140,779
1,322	iShares JP Morgan EM Local Currency Bond ETF	53,673
1,301	iShares JP Morgan USD Emerging Markets Bond ETF	138,427
2,993	Vanguard Long-Term Corporate Bond ETF	311,212

		644,091

Foreign Stock Funds – 34.5%
19,109	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	554,926
68,954	Goldman Sachs ActiveBeta International Equity ETF(a)	1,790,046
1,724	iShares Global Infrastructure ETF	67,322
4,015	iShares MSCI EAFE Small-Cap ETF	213,156

		2,625,450

Stock Funds – 47.7%
52,965	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,276,944
7,419	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	289,564
902	Vanguard Real Estate ETF	69,842

		3,636,350

TOTAL EXCHANGE TRADED FUNDS (Cost $6,668,646)		$ 6,905,891

Shares	Dividend Rate	Value

Investment Company(a) – 7.2%
Goldman Sachs Financial Square Government Fund – Class R6
549,075	0.151	$ 549,075
(Cost $549,075)

TOTAL INVESTMENTS – 97.9% (Cost $7,217,721)		$ 7,454,966

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		163,358

NET ASSETS – 100.0%		$ 7,618,324

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/19/20	$139,280	$28,884
S&P 500 E-Mini Index	4	06/19/20	608,400	97,963

TOTAL FUTURES CONTRACTS				$126,847

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying funds (“Underlying Funds”) is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments - The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invests in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price on short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of May 31, 2020:

TARGET DATE RETIREMENT PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,692,017	$—	$—
Investment Company	234,780	—	—

Total	$6,926,797	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$52,007	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,256,069	$—	$—
Investment Company	126,057	—	—

Total	$7,382,126	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$29,284	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$4,394,503	$—	$—
Investment Company	100,091	—	—

Total	$4,494,594	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$14,442	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,341,317	$—	$—
Investment Company	68,276	—	—

Total	$6,409,593	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$28,884	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,882,236	$—	$—

Total	$6,882,236	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$28,884	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,304,902	$—	$—
Investment Company	456,787	—	—

Total	$6,761,689	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$94,074	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$5,742,980	$—	$—
Investment Company	450,372	—	—

Total	$6,193,352	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$94,074	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,058,165	$—	$—
Investment Company	422,019	—	—

Total	$6,480,184	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$94,074	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,905,891	$—	$—
Investment Company	549,075	—	—

Total	$7,454,966	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$126,847	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk - Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Funds or an Underlying Fund also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.